Property and equipment, net	12 Months Ended
Dec. 31, 2019
Property and equipment, net
Note 6 - Property and equipment, net

Property and equipment consist of the following:

	December 31,	December 31,
	2019	2018
Office furniture	$10,355	$10,526
Computer and office equipment	67,434	63,669
Equipment	1,432,253	1,438,252
Vehicle	81,573	82,916

Total property and equipment	1,591,615	1,595,363
Less: accumulated depreciation	(1,146,457)	(1,009,219)
Total	$445,158	$586,144

Depreciation expense for the years ended December 31, 2019 and 2018 amounted to $155,622 and $180,908, respectively.